Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Computers	$ 11,788	$ 15,986	$ (15,986)
Freezers		39,153	(39,153)
Office Furniture		15,687	15,687
Rugs		6,000	(6,000)
Software - Accounting		2,901	(2,901)
Telephone System		5,814	(5,814)
Video camera	218	1,528	(1,528)
Building & Improvement	25,000
Forklift 1	3,000
Forklift 2	2,871
Truck 2004 Hino 1	10,000
Truck 2004 Hino 2	10,000
Truck 2018 Hino 155 5347	30,181
Truck 2018 Hino 155 5647	30,181
Truck 2018 Hino 155 5680	30,181
Accumulated Depreciation	(34,227)	(59,225)	(55,231)
Net Book Value	$ 119,192	$ 27,843	$ 31,838